Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	¥ (479,921)	¥ (633,956)	¥ (5,180)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	20,668	12,176	8,234
Loss on disposal of assets	28	43
Noncash operating lease expense	10,660	9,835	8,901
Changes in assets and liabilities:
Accounts receivable	(6,604)	52,728	(161,943)
Related party receivable	54,678	(48,693)	3,522
Inventories	(22,739)	(114,057)	30,139
Advance payments	79,100	(49,052)	(22,519)
Prepaid expenses and other current assets	(12,246)	(34,351)	4,418
Other assets	2,593	(3,921)	(4,288)
Accounts payable	30	1,736	(4,182)
Contract liabilities	75,307	47,915	16,215
Accrued expenses and other liabilities	46,293	29,646	20,325
Operating lease liabilities	(10,660)	(9,964)	(8,900)
Net cash used in operating activities	(242,813)	(739,915)	(115,258)
Cash flows from investing activities:
Purchases of property and equipment	(18,814)	(20,477)	(3,561)
Purchases of intangible assets	(25,211)		(11,886)
Net cash used in investing activities	(44,025)	(20,477)	(15,447)
Cash flows from financing activities:
Proceeds from borrowing	501,000	250,000
Payments on borrowing	(496,022)	(109,068)	(6,588)
Proceeds from bond	299,997
Proceeds from common shares issuance		9,890
Proceeds from class C preferred shares issuance	138,720	852,137
Payments on deferred initial public offering costs	(128,049)	(77,700)
Net cash provided by (used in) financing activities	315,646	925,259	(6,588)
Net increase (decrease) in cash and cash equivalents	28,808	164,867	(137,293)
Cash and cash equivalents at beginning of year	427,967	263,100	400,393
Cash and cash equivalents at end of year	456,775	427,967	263,100
Cash paid during the year for:
Interest	6,156	3,514	1,311
Income taxes
Non-cash activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	¥ 10,797	¥ 10,365	¥ 11,006